UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Real Estate Securities Fund
(formerly DWS RREEF Real Estate Securities Fund)
	Shares	Value ($)
Common Stocks 98.3%
Real Estate Investment Trust (“REITs”) 98.3%
Apartments 17.0%
American Campus Communities, Inc.	124,795	4,548,778
American Residential Properties, Inc.* (a)	411,191	7,541,243
Apartment Investment & Management Co. "A"	747,181	23,775,299
AvalonBay Communities, Inc. (a)	552,243	77,849,696
Camden Property Trust	258,696	17,728,437
Equity Residential	748,113	46,068,798
Essex Property Trust, Inc.	285,288	50,995,230
Home Properties, Inc. (a)	50,819	2,959,698
Post Properties, Inc.	438,737	22,524,758

		253,991,937
Diversified 10.1%
Digital Realty Trust, Inc. (a)	353,297	22,038,667
Duke Realty Corp.	2,147,480	36,893,706
Lexington Realty Trust (a)	2,670,165	26,140,915
Liberty Property Trust (a)	546,837	18,187,799
Retail Properties of America, Inc. "A"	885,507	12,954,967
Vornado Realty Trust	357,682	35,753,893

		151,969,947
Health Care 13.0%
HCP, Inc.	1,771,650	70,352,221
Health Care REIT, Inc. (a)	545,762	34,039,176
Healthcare Realty Trust, Inc.	813,500	19,263,680
Senior Housing Properties Trust	691,804	14,472,540
Ventas, Inc.	916,720	56,790,804

		194,918,421
Hotels 7.8%
Chesapeake Lodging Trust	751,896	21,917,768
DiamondRock Hospitality Co.	1,418,345	17,984,614
Host Hotels & Resorts, Inc.	1,092,860	23,310,704
Pebblebrook Hotel Trust	445,621	16,639,488
RLJ Lodging Trust	661,563	18,834,699
Strategic Hotels & Resorts, Inc.*	1,538,706	17,925,925

		116,613,198
Industrial 2.6%
Prologis, Inc.	1,040,677	39,233,523
Office 12.9%
Alexandria Real Estate Equities, Inc.	398,364	29,379,345
Boston Properties, Inc.	451,889	52,310,671
Brandywine Realty Trust (a)	1,155,074	16,251,891
Douglas Emmett, Inc. (a)	1,382,281	35,483,153
Hudson Pacific Properties, Inc.	558,467	13,771,796
Mack-Cali Realty Corp.	231,292	4,419,990
Parkway Properties, Inc.	311,361	5,847,360
SL Green Realty Corp.	359,202	36,394,347

		193,858,553
Regional Malls 15.4%
General Growth Properties, Inc.	2,285,661	53,827,317
Glimcher Realty Trust	316,911	4,290,975
Pennsylvania Real Estate Investment Trust	432,592	8,625,884
Simon Property Group, Inc.	996,898	163,909,969

		230,654,145
Shopping Centers 7.0%
DDR Corp. (a)	1,847,145	30,902,736
Federal Realty Investment Trust	337,727	40,007,140
Regency Centers Corp. (a)	633,024	34,075,682

		104,985,558
Specialty Services 6.7%
National Retail Properties, Inc. (a)	1,292,210	44,671,700
Realty Income Corp. (a)	452,663	18,464,124
Spirit Realty Capital, Inc.	3,458,790	37,942,926

		101,078,750
Storage 5.8%
CubeSmart	1,339,428	24,082,916
Extra Space Storage, Inc.	535,000	27,589,950
Public Storage	209,206	34,694,723

		86,367,589

Total Common Stocks (Cost $1,287,246,207)		1,473,671,621
Securities Lending Collateral 12.0%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $179,183,415)	179,183,415	179,183,415
Cash Equivalents 1.0%
Central Cash Management Fund, 0.05% (b) (Cost $15,040,346)	15,040,346	15,040,346

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,481,469,968) †	111.3	1,667,895,382
Other Assets and Liabilities, Net	(11.3)	(169,620,371)

Net Assets	100.0	1,498,275,011

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,499,505,779.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $168,389,603.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $202,205,588 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,815,985.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $174,171,273, which is 11.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,473,671,621	$—	$—	$1,473,671,621
Short-Term Investments (d)	194,223,761	—	—	194,223,761

Total	$1,667,895,382	$—	$—	$1,667,895,382

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014